Leases (Details)				12 Months Ended
	Mar. 01, 2022 USD ($) m²	Dec. 30, 2021 USD ($) m²	Jan. 26, 2021 USD ($) m²	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Leases (Details) [Line Items]
Area of lease (in Square Meters) | m²			900
Lease expiration date					Jan. 31, 2025
Decrease recorded to underlying right of use asset.	$ 107,000			$ 20,000
Sale leaseback transaction				8,300
operating leases				0
Leaseholds and Leasehold Improvements [Member]
Leases (Details) [Line Items]
Area of lease (in Square Meters) | m²			900
Lease expiration date			May 31, 2022
Decrease recorded to underlying right of use asset.			$ 458,000
Leaseholds and Leasehold Improvements [Member] | ISRAEL
Leases (Details) [Line Items]
Area of lease (in Square Meters) | m²	140	70	1,550
Lease expiration date	Feb. 28, 2024	Jan. 31, 2025	Dec. 31, 2023
Option to extend the lease period for an additional time	1 year	2 years	3 years
Rental expenses		$ 26,900	$ 16,100
Sale leaseback transaction	$ 1,700
Amount allocated to lease				2,800
Monthly services expense				$ 24,100